SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-48863)
UNDER THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 92
☒
and
REGISTRATION STATEMENT
(NO. 811-58431)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 94
☒
VANGUARD VALLEY FORGE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
☐
immediately upon filing pursuant to paragraph (b)
☒
on June 28, 2024, pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1
☐
75 days after filing pursuant to paragraph (a)(2)
☐
on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
☒
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 92 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 94 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Valley Forge Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until June 28, 2024, the pending effective date of the Trust’s 91st Post-Effective Amendment. By way of further background:

·

Post-Effective Amendment No. 91 was filed under Rule 485(b)(1)(iii) on May 2, 2024, for the sole purpose of delaying, until May 31, 2024, the pending effective date of the Trust's 89th Post-Effective Amendment.

·

Post-Effective Amendment No. 89 was filed under Rule 485(b)(1)(iii) on April 4, 2024, for the sole purpose of delaying, until May 3, 2024, the pending effective date of the Trust's 88th Post-Effective Amendment.

·

Post-Effective Amendment No. 88 was filed under Rule 485(b)(1)(iii) on March 7, 2024, for the sole purpose of delaying, until April 5, 2024, the pending effective date of the Trust's 87th Post-Effective Amendment.

·

Post-Effective Amendment No. 87 was filed under Rule 485(b)(1)(iii) on February 8, 2024, for the sole purpose of delaying, until March 8, 2024, the pending effective date of the Trust's 86th Post-Effective Amendment.

·	Post-Effective Amendment No. 86 was filed under Rule 485(b)(1)(iii) on January 11, 2024, for
·	the sole purpose of delaying, until February 9, 2024, the pending effective date of the Trust's 85th Post-Effective Amendment.
·

Post-Effective Amendment No. 85 was filed under Rule 485(b)(1)(iii) on December 14, 2023, for the sole purpose of delaying, until January 12, 2024, the pending effective date of the Trust’s 84th Post-Effective Amendment.

·

Post-Effective Amendment No. 84 was filed under Rule 485(b)(1)(iii) on November 16, 2023, for the sole purpose of delaying, until December 15, 2023, the pending effective date of the Trust’s 83rd Post-Effective Amendment.

·

Post-Effective Amendment No. 83 was filed under Rule 485(b)(1)(iii) on October 19, 2023, for the sole purpose of delaying, until November 17, 2023, the pending effective date of the Trust’s 82nd Post-Effective Amendment.

·

Post-Effective Amendment No. 82 was filed under Rule 485(a)(2) on July 21, 2023, to register shares of Vanguard Mid-Cap Index Fund, a new series of the Trust (the “Acquiring Fund”), in connection with a reorganization of a predecessor fund (Vanguard Mid-Cap Index Fund, a series of Vanguard Index Funds) with and into the Acquiring Fund. The Acquiring Fund is identical in management to the predecessor fund, and the investment objective, strategies, and policies remain unchanged. Post-Effective Amendment No. 82 originally requested that the Amendment become effective on October 20, 2023.

This Post-Effective Amendment No. 92 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 82 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 30th day of May, 2024.

VANGUARD VALLEY FORGE FUNDS

BY: /s/ Mortimer J. Buckley*

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief Executive Officer	May 30, 2024

Mortimer J. Buckley
/s/ Tara Bunch*	Trustee	May 30, 2024

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	May 30, 2024

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	May 30, 2024

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	May 30, 2024

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	May 30, 2024

Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	May 30, 2024

Deanna Mulligan
/s/ Lubos Pastor*	Trustee	May 30, 2024

Lubos Pastor
/s/ André F. Perold*	Trustee	May 30, 2024

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	May 30, 2024

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	May 30, 2024

Grant Reid
/s/ David Thomas*	Trustee	May 30, 2024

David Thomas

Signature	Title	Date
/s/ Peter F. Volanakis*	Trustee	May 30, 2024

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	May 30, 2024

Christine Buchanan

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.